Inventory (table)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2013	2012	2011
	(In thousands)

Finished products	$445,278	$406,164	$390,754
In process	18,107	24,451	21,680
Raw materials and supplies	149,359	139,045	132,690
	612,744	569,660	545,124
Less excess of FIFO cost over LIFO cost	133,014	137,227	89,888
Total inventories	$479,730	$432,433	$455,236